Assets Held for Sale_Assets Held For Sale(Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2019 KRW (₩)		Dec. 31, 2018 KRW (₩)	Dec. 31, 2019 USD ($)	[1]
Disclosure Of Assets Held For Sale Line Items [Line Items]
Carrying amount		₩ 23,151	[1]	₩ 16,952	$ 20,036
Assets and liabilities classified as held for sale [Member]
Disclosure Of Assets Held For Sale Line Items [Line Items]
Carrying amount		23,151		16,952
Fair value less costs to sell		₩ 26,770		₩ 20,955
Changes In Accumulated Impairment Of Assets Held For Sale Abstract [Abstract]
Description Of Noncurrent Asset Or Disposal Group Held For Sale Which Were Sold Or Reclassified		As of December 31, 2019, assets held for sale consist of four real estates of closed offices, which were committed to sell by the management, but not yet sold as of December 31, 2019. Negotiation with buyers is in process for the one asset and the remaining three assets are also being actively marketed		As of December 31, 2019, assets held for sale consist of four real estates of closed offices, which were committed to sell by the management, but not yet sold as of December 31, 2019. Negotiation with buyers is in process for the one asset and the remaining three assets are also being actively marketed
Assets and liabilities classified as held for sale [Member] | Acquisition cost
Disclosure Of Assets Held For Sale Line Items [Line Items]
Carrying amount	[2]	₩ 25,933		₩ 25,102
Assets and liabilities classified as held for sale [Member] | Accumulated Impairment losses [Member]
Disclosure Of Assets Held For Sale Line Items [Line Items]
Carrying amount		(2,782)		(8,150)
Reconciliation Of Changes In Accumulated Impairment Losses Of Assets Held For Sale Abstract [Abstract]
Beginning		(8,150)		(12,801)
Changes In Accumulated Impairment Of Assets Held For Sale Abstract [Abstract]
Provision		(333)		(5,281)
Reversal		0		286
Disposal and others		5,701		9,646
Ending		(2,782)		(8,150)
Land held for sale
Disclosure Of Assets Held For Sale Line Items [Line Items]
Carrying amount		13,012		12,606
Fair value less costs to sell		14,374		16,552
Land held for sale | Acquisition cost
Disclosure Of Assets Held For Sale Line Items [Line Items]
Carrying amount	[2]	14,542		16,048
Land held for sale | Accumulated Impairment losses [Member]
Disclosure Of Assets Held For Sale Line Items [Line Items]
Carrying amount		(1,530)		(3,442)
Buildings held for sale
Disclosure Of Assets Held For Sale Line Items [Line Items]
Carrying amount		10,139		4,346
Fair value less costs to sell		12,396		4,403
Buildings held for sale | Acquisition cost
Disclosure Of Assets Held For Sale Line Items [Line Items]
Carrying amount	[2]	11,391		9,054
Buildings held for sale | Accumulated Impairment losses [Member]
Disclosure Of Assets Held For Sale Line Items [Line Items]
Carrying amount		₩ (1,252)		₩ (4,708)

[1]	The consolidated statement of financial position as of December 31, 2019 is prepared in accordance with IFRS 16, and the comparatives as of December 31, 2018 has not been restated.
[2]	Acquisition cost of buildings held for sale is net of accumulated depreciation.